Financial assets and liabilities	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(c)	2,317	—	—	2,317
Other non-current assets	5(d)	—	—	3,324	3,324
		2,317	—	57,810	60,127
As of June 30, 2018
Cash & cash equivalents	5(a)	—	—	37,763	37,763
Trade & other receivables	5(b)	—	—	50,366	50,366
Financial assets at fair value through other comprehensive income	5(c)	2,321	—	—	2,321
Other non-current assets	5(d)	—	—	3,361	3,361
		2,321	—	91,490	93,811

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2019
Trade and other payables	5(e)	—	—	13,060	13,060
Borrowings	5(f)	—	—	81,286	81,286
Contingent consideration	5(g)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880
As of June 30, 2018
Trade and other payables	5(e)	—	—	18,921	18,921
Borrowings	5(f)	—	—	59,397	59,397
Contingent consideration	5(g)(iii)	—	42,070	—	42,070
		—	42,070	78,318	120,388

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 10. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	2019	2018
Cash at bank	50,005	37,221
Deposits at call(1)	421	542
	50,426	37,763

(1)	As of June 30, 2019 and June 30, 2018, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and are restricted for use.
(i)	Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments
(i)	Trade receivables

(in U.S. dollars, in thousands)	2019	2018
Trade debtors	1,739	6,630
Funds receivable from debt financing and unissued capital(1)	—	38,950
Income tax and tax incentives recoverable	1,511	3,305
Other receivables	—	615
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	2	81
Other recoverable taxes (Goods and services tax and value-added tax)	86	53
Interest receivables	1	11
Trade and other receivables	4,060	50,366
(1)

On July 2, 2018, the Group announced it had entered into a financing agreement with NovaQuest on June 29, 2018 to develop and commercialize its allogeneic product candidate MSC-100-IV for pediatric patients with acute Graft versus Host Disease ("aGVHD”). The contractual terms of the agreement pertaining to the receipt of funds were binding and therefore the Group recognized a receivable of $39.0 million at June 30, 2018. On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents.

(ii)	Prepayments

(in U.S. dollars, in thousands)	2019	2018
Clinical trial research and development expenditure	6,042	12,042
Prepaid insurance and subscriptions	1,095	141
Other	899	759
Prepayments	8,036	12,942

(iii) Classification as trade and other receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 to 60 days and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. Interest receivables are amounts due at maturity of term deposits. Income tax and tax incentives recoverable relates to the Group’s claim for the Australian Government tax incentive.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

(vi) Impairment and risk exposure

Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 10(a) and (b).

c.	Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Unlisted securities:
Equity securities	2,317	2,321
	2,317	2,321

(i) Classification of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income comprises equity securities which are not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category. These are strategic investments and the Group considers this classification to be more relevant.

The financial assets are presented as non-current assets unless they mature, or management intends to dispose of them within 12 months of the end of the reporting period.

(ii) Impairment indicators for financial assets at fair value through other comprehensive income

Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value. See Note 22(l)(v) for further details about the Group’s impairment policies for financial assets.

(iii) Amounts recognized in other comprehensive income

For the years ended June 30, 2019, 2018 and 2017, the Group recognized in statement of comprehensive income a loss of $4 thousand, a gain of $0.3 million and a gain of $31 thousand respectively, for change in fair value of the financial assets through other comprehensive income.

(iv) Fair value, impairment and risk exposure

Information about the methods and assumptions used in determining fair value is provided in Note 5(g). None of the financial assets through other comprehensive income are either past due or impaired.

All financial assets at fair value through other comprehensive income are denominated in USD.

d.	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Bank Guarantee	673	710
Letter of Credit	1,178	1,178
U.S. Tax credits	1,473	1,473
	3,324	3,361

(i) Classification of financial assets as other non-current assets

Bank guarantee

These funds are held in an account named Mesoblast Limited at National Australia Bank according to the terms of a Bank Guarantee which is security for the sublease agreement for our occupancy of Level 38, 55 Collins Street, Melbourne, Victoria, Australia. The Bank Guarantee is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The Bank Guarantee continues in force until it is released by the lessor.

Letter of credit

These funds held in an account named Mesoblast, Inc. at the Bank of America according to the terms of an irrevocable standby letter of credit which is security for the sublease agreement for our occupancy of 505 Fifth Avenue, New York, New York, United States of America. The letter of credit is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The letter of credit is deemed to automatically extend without amendment for a period of one year at each anniversary but will not automatically extend beyond the final expiration of July 31, 2021.

U.S. Tax credits

These funds are receivable from the Internal Revenue Service (“IRS”) as a result of the changes in the U.S. corporate income tax legislation with the Tax Act. Tax credits arising from the Alternative Minimum Tax (“AMT”) regime become refundable in 2021.

(ii) Impairment and risk exposure

No other non-current assets are either past due or impaired.

e.	Trade and other payables

(in U.S. dollars, in thousands)	2019	2018
Trade payables and other payables	13,060	18,921
Trade and other payables	13,060	18,921

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

f.Borrowings

(in U.S. dollars, in thousands)	2019	2018
Current
Secured liabilities:
Borrowing arrangements	14,007	—
	14,007	—

Non-current
Secured liabilities:
Borrowing arrangements	65,601	65,000
Less: transaction costs	(6,738)	(6,328)
Amortization of carrying amount, net of payments made	8,416	725
	67,279	59,397

(i) Borrowing arrangements

Hercules Capital, Inc.

On March 6, 2018, the Group drew the first tranche of $35.0 million of the principal amount from the $75.0 million floating rate loan with Hercules. An additional tranche of $15.0 million was drawn by the Group on January 14, 2019, which resulted in an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. For the year ended June 30, 2019, a $0.4 million gain has been recognized by the Group in the Income Statement as remeasurement of borrowing arrangements within finance costs.

An additional $25.0 million may be drawn by the Group as certain conditions and milestones are met. The loan matures in March 2022 with principal repayments commencing in October 2019, as a result we have recognized $13.6 million of the borrowings as a current liability. If certain milestones are met before September 30, 2019 the requirement to commence principal repayments will be deferred, potentially until October 2020. Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. On March 22, 2018, June 14, 2018, September 27, 2018 and December 20, 2018, in line with the increases in the U.S. prime rate, the interest rate on the loan increased to 9.70%, 9.95%, 10.20% and 10.45%, respectively.

The carrying amount of the loan is secured by a first charge over the assets of the Group, excluding $0.7 million of bank guarantees and $1.2 million of letters of credit included in other non-current assets (refer to Note 5(d)), $0.4 million of interest-bearing deposits at call included in cash and cash equivalents (refer to Note 5(a)) and $0.3 million of cash held as security included in trade and other receivables (refer to Note 5(b)). These items have been used to secure liabilities other than the non-current loan.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million secured loan with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. A $0.4 million loan administration fee is payable annually in June and is recognized as a current liability. The loan matures in July 2026. Interest on the loan accrues at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of our allogeneic product candidate MSC-100-IV in pediatric patients with steroid refractory aGVHD, in the United States and other geographies excluding Asia (“pediatric aGVHD”). We can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of pediatric aGVHD are significantly higher than current forecasts.

If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. For the year ended June 30, 2019, a $0.7 million loss has been recognized by the Group in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s floating rate loan with the senior creditor, Hercules.

(ii) Compliance with loan covenants

Our loan facilities with Hercules and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. In addition, under our loan and security agreement with Hercules we are obliged to maintain certain levels of cash in the United States, and a minimum unrestricted cash balance across the Group.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the year ended June 30, 2019.

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	Current borrowings	Non-current borrowings	Total
Carrying value - as of June 30, 2018	3,095	28,217	31,312
Changes from financing cash flows
Proceeds from debt	10,912	32,660	43,572
Payment of transaction costs	—	(2,015)	(2,015)
Repayment of loans	—	—	—
Movement in short-term borrowings	—	—	—
Total changes in liabilities arising on financing cash flows	10,912	30,645	41,557
Other changes
Accrued transaction costs	—	—	—
Amortization of carrying amount, net of payments made	—	8,417	8,417
Carrying value - as of June 30, 2019	14,007	67,279	81,286

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

g.Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2019 and June 30, 2018 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

As of June 30, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,321	2,321
Total Financial Assets		—	—	2,321	2,321

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	42,070	42,070
Total Financial Liabilities		—	—	42,070	42,070

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market  data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration) and equity securities (unlisted).

(ii) Valuation techniques used.

The Group used the discounted cash flow analysis to determine the fair value measurements of level 3 instruments.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended June 30, 2019 and June 30, 2018:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2017	63,595
Amount used during the year	(10,984)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(10,541)
Closing balance - June 30, 2018	42,070

Opening balance - July 1, 2018	42,070
Amount used during the period	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	6,264
Closing balance - June 30, 2019	47,534
(1)

In the year ended June 30, 2018 a gain of $10.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, product pricing, market population, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,		Valuation	Unobservable	Year Ended June 30,		Relationship of unobservable inputs to
Description	2019	2018	technique	inputs(1)	2019	2018	fair value
Contingent consideration provision	47,534	42,070	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the years ended June 30, 2019 and 2018, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. The remeasurement charged to the consolidated income statement was a net result of changes to key assumptions such as developmental timelines, product pricing, market population, market penetration, probability of success and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2019	2018
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,005	23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	19,529	18,396
	47,534	42,070

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit revenues:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:       Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.